Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	$ 3,771,557
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	6,270	$ 8,149
Additions	477	2,221
Disposals		(787)
Depreciation charge	(1,870)	(1,774)
Transfers	(721)	(1,539)
Right-of-use assets - end of year	4,156	6,270
Property, plant and equipment - End of year	3,576,599	3,771,557
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	9,267,622	9,013,446
Additions	98,784	77,462
Transfers	721	1,539
Change in reclamation provision	(62,427)	151,558
Disposals	(36,130)	(10,953)
Effect of movements in exchange rates	(58,995)	34,570
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	9,209,575	9,267,622
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(5,502,335)	(5,300,923)
Depreciation charge	(201,557)	(176,821)
Change in reclamation provision	8,407	(23,921)
Disposals	26,967	9,350
Effect of movements in exchange rates	31,386	(10,020)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(5,637,132)	(5,502,335)
Land and buildgings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	2,194,847
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	1,806	2,646
Additions	0	75
Disposals		(40)
Depreciation charge	(875)	(875)
Transfers	0	0
Right-of-use assets - end of year	931	1,806
Property, plant and equipment - End of year	2,051,400	2,194,847
Land and buildgings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	5,224,333	5,050,115
Additions	1,520	2,030
Transfers	17,145	37,971
Change in reclamation provision	(62,427)	151,558
Disposals	(23,075)	(1,678)
Effect of movements in exchange rates	(5,287)	(15,663)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	5,152,209	5,224,333
Land and buildgings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(3,031,292)	(2,936,088)
Depreciation charge	(104,641)	(84,261)
Change in reclamation provision	8,407	(23,921)
Disposals	20,999	903
Effect of movements in exchange rates	4,787	12,075
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(3,101,740)	(3,031,292)
Plant and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	825,830
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	2,322	5,084
Additions	477	22
Disposals		(747)
Depreciation charge	(494)	(498)
Transfers	(721)	(1,539)
Right-of-use assets - end of year	1,584	2,322
Property, plant and equipment - End of year	771,917	825,830
Plant and equipment [member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	2,699,844	2,678,165
Additions	8,807	7,097
Transfers	31,243	21,405
Change in reclamation provision	0	0
Disposals	(6,019)	(3,385)
Effect of movements in exchange rates	(1,314)	(3,438)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	2,732,561	2,699,844
Plant and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(1,876,336)	(1,793,049)
Depreciation charge	(92,670)	(89,550)
Change in reclamation provision	0	0
Disposals	5,623	2,997
Effect of movements in exchange rates	1,155	3,266
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(1,962,228)	(1,876,336)
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	6,807
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	2,142	419
Additions	0	2,124
Disposals		0
Depreciation charge	(501)	(401)
Transfers	0	0
Right-of-use assets - end of year	1,641	2,142
Property, plant and equipment - End of year	7,888	6,807
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	78,911	80,869
Additions	700	855
Transfers	5,130	2,554
Change in reclamation provision	0	0
Disposals	(345)	(5,299)
Effect of movements in exchange rates	(30)	(68)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	84,366	78,911
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(74,246)	(76,601)
Depreciation charge	(4,246)	(3,010)
Change in reclamation provision	0	0
Disposals	345	5,299
Effect of movements in exchange rates	28	66
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(78,119)	(74,246)
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	102,253
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals		0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	130,402	102,253
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	139,051	132,457
Additions	87,637	67,477
Transfers	(52,797)	(60,391)
Change in reclamation provision	0	0
Disposals	(6,691)	(492)
Effect of movements in exchange rates	0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	167,200	139,051
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(36,798)	(36,799)
Depreciation charge	0	0
Change in reclamation provision	0	0
Disposals	0	1
Effect of movements in exchange rates	0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(36,798)	(36,798)
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	641,820
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals		0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	614,992	641,820
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,125,483	1,071,840
Additions	120	3
Transfers	0	0
Change in reclamation provision	0	0
Disposals	0	(99)
Effect of movements in exchange rates	(52,364)	53,739
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	1,073,239	1,125,483
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(483,663)	(458,386)
Depreciation charge	0	0
Change in reclamation provision	0	0
Disposals	0	150
Effect of movements in exchange rates	25,416	(25,427)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	$ (458,247)	$ (483,663)